Supplier Accounts Payable and Other Current Liabilities - Schedule of Other Current Liabilities (Details) (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Supplier Accounts And Other Current Liabilities [abstract]
Social security	€ 13,238	€ 6,343
Tax liabilities	203	448
Other debts	253	1,354
Deferred revenues	5,470	4,360
Total	€ 19,164	€ 12,506